13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 p3rzhg@d
 09/30/2011
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2011
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  Riverside, CT  06878

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 71
From 13F Information Table Value Total (USD): 104,566,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
3m Company	COM	604059105	403	5610	SH		SOLE
AT&T	COM	001957109	451	15814	SH		SOLE
Abbott Labs	COM	002824100	417	8158	SH		SOLE
Altria Group	COM	718154107	202	7522	SH		SOLE
American Express	COM	025816109	224	4990	SH		SOLE
Annaly Mtg Mgmt Inc	COM	035710409	527	31690	SH		SOLE
Apple Computer	COM	037833100	680	1783	SH		SOLE
Arris Group Inc	COM	04269Q100	1913	185730	SH		SOLE
Automatic Data Proc.	COM	053015103	481	10195	SH		SOLE
Berkshire Hathaway	COM	084670991	1816	17	SH		SOLE
Berkshire Hathaway B	COM	084670207	10821	152317	SH		SOLE
Bp Plc Adr	COM	055622104	1966	54514	SH		SOLE
Bristol-Myers Squibb	COM	110122108	273	8702	SH		SOLE
Canadian Nat. Railway	COM	136375102	822	12340	SH		SOLE
Chevron	COM	166764100	1674	18082	SH		SOLE
Chubb	COM	171232101	306	5100	SH		SOLE
Church & Dwight	COM	171340102	268	6059	SH		SOLE
Coca-Cola	COM	191216100	3497	51757	SH		SOLE
Colgate Palmolive	COM	194162103	3915	44152	SH		SOLE
Comcast A	COM	20030N101	244	11674	SH		SOLE
Comcast Corp A	COM	20030N200	7370	355712	SH		SOLE
Conocophillips	COM	20825C104	1439	22722	SH		SOLE
Daylight Resources F	COM	239600109	195	38300	SH		SOLE
Devon Energy Co	COM	25179M103	1671	30145	SH		SOLE
Diageo (Guinness)	COM	25243q205	703	9263	SH		SOLE
Directv Group Inc	COM	25459L106	552	13050	SH		SOLE
Disney	COM	254687106	1136	37651	SH		SOLE
Emerson Electric	COM	291011104	957	23170	SH		SOLE
Exxon Mobil	COM	302290101	5193	71502	SH		SOLE
General Electric	COM	369604103	4710	309457	SH		SOLE
Global Environmental Ordf	COM	P47725109	0	10000	SH		SOLE
Google	COM	38259P508	307	596	SH		SOLE
Harris Corp	COM	413875105	459	13429	SH		SOLE
Heinz (H.J.)	COM	423074103	536	10625	SH		SOLE
I.B.M.	COM	459200101	694	3968	SH		SOLE
Jm Smucker Co	COM	832696405	303	4160	SH		SOLE
Johnson & Johnson	COM	478160104	2849	44733	SH		SOLE
Kimberly Clark	COM	494368103	853	12017	SH		SOLE
Kraft Foods A	COM	50075N104	2011	59896	SH		SOLE
McDonalds	COM	580135101	1545	17596	SH		SOLE
Medtronic	COM	585055106	911	27410	SH		SOLE
Merck	COM	589331107	370	11328	SH		SOLE
Mercury General Corp	COM	589400100	321	8365	SH		SOLE
Microsoft	COM	594918104	7807	313641	SH		SOLE
Monsanto Co	COM	61166W101	533	8881	SH		SOLE
National Presto Ind	COM	637215104	299	3435	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	960	17423	SH		SOLE
North European Oil Royalty Tru	COM	659310106	783	25000	SH		SOLE
Paychex	COM	704326107	2266	85913	SH		SOLE
Pepsico Inc.	COM	713448108	1377	22249	SH		SOLE
Philip Morris Int'l	COM	02209S103	288	4617	SH		SOLE
Procter & Gamble	COM	742718109	4909	77696	SH		SOLE
Royal Dutch Shell A	COM	780259206	234	3807	SH		SOLE
San Juan Basin Royalty Trust C	COM		809	35233	SH		SOLE
Scotts Miracle Grow	COM		429	9617	SH		SOLE
Stryker	COM	863667101	644	13657	SH		SOLE
Sysco	COM	871829107	3147	121509	SH		SOLE
Time Warner Cable A	COM	88732J207	1840	29368	SH		SOLE
Time Warner Inc	COM	887315109	3581	119478	SH		SOLE
Transocean Inc (new)	COM	G90076103	379	7929	SH		SOLE
USCI Inc	COM	90330N101	0	20000	SH		SOLE
Union Pacific	COM	907818108	452	5537	SH		SOLE
United Parcel Service	COM	911312106	1913	30289	SH		SOLE
United Technologies	COM	913017109	690	9809	SH		SOLE
Verizon Comm.	COM	92343V104	303	8237	SH		SOLE
Viacom Inc Cl B	COM	92553P201	211	5437	SH		SOLE
Visa	COM	92826C839	313	3656	SH		SOLE
Annaly Capital Mgmt Pfd 7.875%		035710508	1826	69811	SH		SOLE
General Elec Cap Corp		369622485	1000	38600	SH		SOLE
WR Berkley Tr 6.75% 7/26/45			1528	61125	SH		SOLE
Units EF Hutton Tel Trust		447900101	61	22200	SH		SOLE